UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way, Marine Del Rey, California 90292
(Address of principal executive offices)         (Zip code)

Matthew J. Beck
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1.	REPORT TO STOCKHOLDERS.
Semi-Annual Report 2016
For the period from October 1, 2015 through March 31, 2016
(Unaudited)

Aspiration Flagship Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Flagship Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Flagship Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Aspiration Flagship Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Flagship Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: correlation risk, investment company risk, allocation risk, underlying fund concentration, leveraging, foreign investing and emerging markets risk, convertible securities risk, business development (BDC) risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities, bonds and other fixed income securities, management risk, and new fund risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/aspiration-flagship-fund/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2016.

For More Information on Your Aspiration Flagship Fund Investment:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Fellow Aspiration Flagship Fund Shareholder,

Every 26 months, on average, the value of the stock market drops by ten to twenty percent.1

The key words there are "on average." That is because while everyone knows such drops will happen, no one really knows exactly when they will happen.

This is not just theoretical: In the first two weeks of 2016, the S&P 500 lost eight percent of its value. It was the worst start of a year in the entire history of the stock market.2  And the drops continued. By February 11, 2016, the S&P 500 had lost over nine percent of its value from where it began the year.

Studies have shown that trying to "time" the market in order to "sell high" and "buy low" is usually a fool's errand. But there is a real price for this volatility. Big drops in your portfolio make it harder to make up ground and reach your goals.

The portfolios of most investors with more than $25 million in assets include so‐called "alternative" strategies designed to be less tied to the ups and downs of the stock market overall.3

For a long time, these kinds of strategies were out of reach to all but the very wealthiest investors.

We created the Aspiration Flagship Fund to help everyday investors address the problem of volatility in their portfolios. And we believe the Fund is playing the role for which it was intended: a complement to your other investments that is designed to smooth out the roller coaster of the market with the goal of fewer – or shallower – dips along the way.

The goal of the Aspiration Flagship Fund is not to beat the stock market, but to help you meet your life goals. We believe part of the way you get there is by losing less when those stock market drops inevitably occur. Losing less makes it easier to earn more when the markets trend upward once more.

There are no guarantees of total protection; sometimes your investment will still go down. But reducing the instability of the stock market may bring your portfolio greater returns over the long run.

The Aspiration Flagship Fund has consistently demonstrated less volatility than traditional equity mutual funds or index funds. We believe that combining this kind of fund with an investment strategy that offers equity exposure, such as the Aspiration Redwood Fund, may provide the right mix of strategies to maximize long term returns.

Our Aspiration Flagship Fund portfolio managers are always working hard to make this sure our Fund is as good as it can possibly be and are always striving to be the best.

_____________________________________________________
1 Source: InvesTech Research study of S&P 500 index. http://time.com/money/2962986/the‐stock‐market‐correction‐that‐nobody‐noticed/
2 U.S. stocks post worst 10-day start to a year in history, MarketWatch, January 15, 2016.
3 Portfolios of the $25 Million Plus Investor, Spectrem Group, 2014.

An additional note: part of Aspiration's agreement with the Securities and Exchange Commission around how to disclose the facts surrounding our "Pay What Is Fair" fee structure had to do with how we report our performance numbers. As you know, investors in the Aspiration Flagship Fund can pick Aspiration's management  fee  on  a  sliding  scale  between  zero  and  two  percent  of  assets.  In  order  to  show standardized performance, Aspiration agreed to list its performance as if all investors paid the maximum of two percent. Of course, in the real world, this is not true. Therefore, please pay attention to not only the performance line on our report but the line that reads "Performance without maximum assumed contribution reduction."

Thank you again for your investment in the Aspiration Flagship Fund. We take our responsibility to you incredibly seriously. Having earned your trust, we will do everything we can to keep it. If you ever have any questions, please contact us at hello@aspiration.com.

Best,

Andrei Cherny

CEO, Aspiration

Average Annual Total Returns (Unaudited) Period ended March 31, 2016	Six Months	One Year	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
Aspiration Flagship Fund – Without maximum assumed contribution reduction****	0.07%	(4.44)%	(0.75)%	0.50%	11.58%
Aspiration Flagship Fund – With maximum assumed contribution reduction****	(1.93)%	(6.44)%	(2.75)%	0.50%	11.58%
CSLAB Credit Suisse Liquid Alternative Beta Index	(0.99)%	(3.59)%	0.56%	N/A	N/A
S&P 500 Total Return Index	8.49%	1.78%	9.44%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit  aspiration.com or call the Fund at (800) 683-8529. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund's inception date was October 14, 2014 for the Investor Class Shares.

** The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year‐to‐ year thereafter.

***Gross expense ratio is from the Fund's prospectus dated January 28, 2016.

****Contribution reduction assumes a maximum 2% management fee.

(RCASP0516001)

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of March 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 25.83%
*	Credit Suisse X-Links Long/Short Equity ETN	5,650	$148,058
	Horizons S&P 500 Covered Call ETF	583	25,086
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	9,618	277,191
	IQ Merger Arbitrage ETF	7,111	205,223
	iShares TIPS Bond ETF	1,007	115,442
	Reality Shares DIVS ETF	12,257	282,892
*	WisdomTree Managed Futures Strategy Fund	2,511	105,136

	Total Exchange-Traded Funds (Cost $1,174,594)		1,159,028

OPEN-END FUNDS - 64.56%
*	361 Managed Futures Fund	13,440	149,719
	Alger Dynamic Opportunities Fund	8,309	99,038
	AQR Managed Futures Strategy Fund	13,870	141,750
	BlackRock Strategic Income Opportunities Portfolio	22,244	214,878
	Boston Partners Global Long/Short Fund	9,390	99,721
	Boston Partners Long/Short Research Fund	9,639	142,954
	Diamond Hill Long-Short Fund	2,090	49,894
	Eaton Vance Hedged Stock Fund	12,108	99,888
	FPA New Income, Inc.	6,346	63,523
*	Gabelli Enterprise Mergers and Acquisitions Fund	8,237	115,814
	Glenmede Secured Options Portfolio	14,396	167,424
	Guggenheim - Macro Opportunities Fund	6,743	167,903
	Hancock Horizon Quantitative Long/Short Fund	10,163	178,063
	Highland Long/Short Healthcare Fund	1,645	18,832
	Iron Strategic Income Fund	8,574	88,651
	Ironclad Managed Risk Fund	19,618	207,555
	John Hancock Funds II - Global Absolute Return Strategies Fund	9,042	90,778
	Kellner Merger Fund	11,802	125,456
	Litman Gregory Masters Alternative Strategies Fund	25,615	280,486
	MainStay Unconstrained Bond Fund	8,431	71,243
	MFS Global Alternative Strategy Fund	24,537	247,581
	PIMCO Unconstrained Bond Fund	2,905	29,598
	The Merger Fund	3,015	46,464

	Total Open-End Funds (Cost $3,039,497)		2,897,213

SHORT-TERM INVESTMENT - 7.73%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.35%	347,198	347,198

	Total Short-Term Investment (Cost $347,198)		347,198

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2016
			Value (Note 1)

Total Value of Investments (Cost $4,561,289) - 98.12%			$4,403,439

Other Assets Less Liabilities - 1.88%			84,235

NET ASSETS - 100.00%			$4,487,674

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	25.83%	1,159,028
Open-End Funds	64.56%	2,897,213
Short-Term Investment	7.73%	347,198
Other Assets Less Liabilities	1.88%	84,235
Total	100.00%	$4,487,674

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2016

Assets:
Investments, at value (cost $4,561,289)	$4,403,439
Receivables:
From Advisor	22,204
Fund shares sold	24,452
Dividends	3,021
Prepaid expenses:
Registration & filing expenses	15,704
Professional fees	10,592
Insurance fees	7,393
Fund accounting fees	2,246
Operating expenses	1,764
Shareholder fulfillment expenses	1,108
Security pricing fees	777
Custody fees	588

Total assets	4,493,288

Liabilities:
Payables:
Fund shares repurchased	524
Accrued expenses:
Professional fees
Trustee fees and meeting expenses	1,984
Compliance fees	1,862
Distribution and service fees - Investor Class Shares	1,206
Administration fees	38

Total liabilities	5,614

Net Assets	$4,487,674

Net Assets Consist of:
Paid in Capital	$4,681,119
Undistributed net investment income	3,048
Accumulated net realized loss on investments	(38,643)
Net unrealized depreciation on investments	(157,850)

Total Net Assets	$4,487,674
Shares Outstanding, no par value (unlimited authorized shares)	464,929
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.65

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2016

Investment Income:
Dividends	$50,720

Total Investment Income	50,720

Expenses:
Compliance fees (note 2)	20,999
Transfer Agent fees (note 2)	20,733
Professional fees	20,591
Registration and filing expenses	18,018
Fund accounting fees (note 2)	13,713
Administration fees (note 2)	12,000
Insurance fees	7,393
Trustee fees and meeting expenses	6,985
Shareholder fulfillment expenses	6,250
Distribution and service fees - Investor Class Shares (note 3)	5,321
Custody expenses and banking fees (note 2)	4,213
Other operating expenses	2,999
Securities pricing fees	900

Total Expenses	140,115

Expenses reimbursed by advisor (note 2)	(129,472)

Net Expenses	10,643

Net Investment Income	40,077

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(14,137)

Net change in unrealized depreciation on investments	(14,605)

Net Realized and Unrealized Loss on Investments	(28,742)

Net Increase in Net Assets Resulting from Operations	$11,335

See Notes to Financial Statements

Aspiration Flagship Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the periods ended	2016 (a)	2015 (b)

Operations:
Net investment income	$40,077	$21,632
Net realized loss from investment transactions	(14,137)	(24,506)
Net change in unrealized depreciation on investments	(14,605)	(143,245)

Increase (Decrease) in Net Assets Resulting from Operations	11,335	(146,119)

Distributions to Shareholders (note 4):
Net investment income	(44,574)	(14,087)

Decrease in Net Assets Resulting from Distributions	(44,574)	(14,087)

Beneficial Interest Transactions:
Shares sold	1,838,082	5,451,496
Reinvested dividends and distributions	44,476	14,087
Shares repurchased	(1,522,770)	(1,244,252)

Net Increase in Beneficial Interest Transactions	359,788	4,221,331

Net Increase in Net Assets	326,549	4,061,125

Net Assets:
Beginning of period	4,161,125	100,000
End of period	$4,487,674	$4,161,125

Undistributed Net Investment Income	$3,048	$7,545

Share Information:
Shares Sold	189,067	537,653
Reinvested Distributions	4,585	1,400
Shares repurchased	(155,380)	(122,396)
Net Increase in Shares of Beneficial Interest	38,272	416,657

(a) Unaudited.
(b)	For the period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2015.

See Notes to Financial Statements

Aspiration Flagship Fund

Financial Highlights

For a share outstanding during	March 31,		September 30,
each of the periods ended	2016	(g)	2015	(h)

Net Asset Value, Beginning of Period	$9.75		$10.00

Income from Investment Operations
Net investment income	0.12		0.16
Net realized and unrealized loss on investments	(0.11)		(0.27)

Total from Investment Operations	0.01		(0.11)

Less Distributions to Shareholders:
Net investment income	(0.11)		(0.14)

Total Distributions	(0.11)		(0.14)

Net Asset Value, End of Period	$9.65		$9.75

Total Return (b)(e)	0.07%		(3.21)%

Total Return (b)(f)	2.07%		(1.21)%

Net Assets, End of Period (in thousands)	$4,488		$4,161

Ratios of:
Gross Expenses to Average Net Assets (c)	6.56%	(a)	19.23%	(a)
Net Expenses to Average Net Assets (c)	0.50%	(a)	0.50%	(a)
Net Investment Income to Average Net Assets (c)(d)	1.98%	(a)	0.95%	(a)

Portfolio turnover rate	24.72%	(b)	67.24%	(b)

(a) Annualized
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Performance with maximum assumed contribution reduction of 2%. Contribution reduction assumes a maximum 2% management fee.
(f)	Performance without maximum assumed contribution reduction of 2%.
(g) Unaudited.
(h)	For the period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2015.

See Notes to Financial Statements

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Aspiration Flagship Fund (the "Fund") is a series of the Aspiration Funds (the "Trust"). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on October 14, 2014. The investment objective of the Fund is to seek long-term capital appreciation by providing risk-adjusted returns.  The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds ("ETFs"), and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage, and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector, and business development companies ("BDCs").
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2016, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2016 for the Fund's assets measured at fair value:

Aspiration Flagship Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$1,159,028	$1,159,028	$-	$-
Open-End Funds	2,897,213	2,897,213	-	-
Short-Term Investment	347,198	347,198	-	-
Total Assets	$4,403,439	$4,403,439	$-	$-

(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2016. It is the Fund's policy to record transfers at the end of the period.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds ("ETFs"), and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector and business development companies ("BDCs").  Underlying funds will be purchased and sold based upon criteria which include, but are not limited to, correlation with other portfolio holdings and major indices, risk-adjusted returns believed to help the Fund achieve its goals, portfolio diversification, manager diligence, expense ratios, and compliance with the Fund's investment restrictions.  The principal risks of investing in the Fund include: correlation risk, investment company risk, allocation risk, underlying fund concentration, leveraging, foreign investing and emerging markets risk, convertible securities risk, BDC risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities, bonds and other fixed income securities, management risk, and new fund risk.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Board of Trustees ("Trustees").

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Distributions
The Fund may declare and distribute dividends from net investment income (if any), annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Organization and Deferred Offering Costs
Organization costs of $94,391, which were incurred through July 31, 2014, were reimbursed by the Advisor. The organizational costs are subject to repayment by the Fund until July 31, 2017 (see note 2).

The Fund's offering costs consist of legal fees for preparing the initial prospectus and statement of additional information.  These offering costs, which are subject to the Expense Limitation Agreement, are accounted for as deferred costs until the commencement of operations and, thereafter, amortized to expense over twelve months on a straight-line basis.  For the period ended March 31, 2016, there were no remaining offering costs to be deferred in the Fund.

2.	Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the "Advisor") does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  For the period ended March 31, 2016, no advisory fees were incurred by the Fund.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Advisor paid the initial organizational costs of the Fund that were incurred prior to commencement of operations, which amounted to $123,370. During the prior period ended September 30, 2015, the Advisor elected to bear $28,679 of those organizational costs and not make them subject to recoupment. As of March 31, 2016, $94,691 of the organizational costs are still subject to recoupment, provided the Fund is able to make such repayment without causing operating expenses to exceed the annual rate of 0.50% and provided that the fees and expenses are recouped on or before July 31, 2017. For the period ended March 31, 2016, the Advisor reimbursed the Fund $129,472.  In addition, the Advisor elected to bear $77,561 of additional offering costs incurred prior to commencement of operations and exclude them from recoupment.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Sub-Advisor
Emerald Separate Account Management, LLC (the "Sub-Advisor") is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  Pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is entitled to receive an annual sub-advisory fee equal to 30% of the fees received, in arrears, by the Advisor for advisory services provided to the Fund, calculated after the Advisor donates 10% of such fees to charity.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $12,000 of fees by the Administrator for the period ended March 31, 2016.

Fund Accounting Services
Under the terms of the Fund Accounting and Administration Agreement, The Nottingham Company (the "Fund Accounting Service Provider") calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $13,713 of fees by the Fund Accounting Service Provider for the period ended March 31, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  During the period ended March 31, 2016, the Fund incurred $20,999 in compliance fees.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund paid $20,733 to the Transfer Agent for the period ended March 31, 2016.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Officers and Trustees of the Trust
As of March 31, 2016, certain officers of the Trust were also officers of the Administrator.  A Trustee and an officer are also officers of the Advisor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended March 31, 2016, $5,321 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

4.	Purchases and Sales of Investment Securities

For the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,521,831	$966,897

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2016.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax year/periods ended September 30, 2015 and March 31, 2016.  As of and during the period ended March 31, 2016, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended March 31, 2016, the Fund did not incur any interest or penalties.

Distributions during the period ended March 31, 2016 were characterized for tax purposes as follows:

	March 31, 2016	September 30, 2015
Ordinary Income	$ 44,574	$ 14,087

At March 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$4,561,289

Unrealized Appreciation	$8,635
Unrealized Depreciation	(166,485)
Net Unrealized Depreciation	$(157,850)

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2016, there were no parties that could be deemed to have a controlling interest in the Fund.

7.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

8.	Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Aspiration Flagship Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's period ended March 31, 2016.

During the six month period ended March 31, 2016, the Fund paid $44,574 in ordinary income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,000.70	$2.50
	$1,000.00	$1,022.50	$2.53
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183/366 (to reflect the six month period).

Aspiration Flagship Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4640 Admiralty Way
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.

   Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

  None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds

By: (Signature and Title)	/s/ Andrei Cherny
Date: June 9, 2016	Andrei Cherny President and Principal Executive Officer Aspiration Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: June 9, 2016	Andrei Cherny President and Principal Executive Officer Aspiration Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: May 31, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Funds